Expense Example - FidelityFlexMunicipalIncomeFund-PRO - FidelityFlexMunicipalIncomeFund-PRO - Fidelity Flex Municipal Income Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none